Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	3,852,500
Proposed Maximum Offering Price per Unit	73.70
Maximum Aggregate Offering Price	$ 283,929,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,210.63
Offering Note	(a) Includes 502,500 shares of Common Stock that may be sold if the underwriters exercise their option to purchase additional shares of Common Stock. (b) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. In accordance with 457(c) of the Securities Act of 1933, as amended, the price shown is the average of the high and low selling prices of the Common Stock on April 21, 2026, as reported by the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) For each Pre-Funded Warrant sold, the number of shares of Common Stock to be offered will be reduced on a one-for-one basis. Accordingly, the proposed aggregate number of shares of Common Stock and Pre-Funded Warrants to be sold in the offering is 3,852,500, and the proposed maximum aggregate offering price of the Common Stock and the Pre-Funded Warrants (including the Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $283,929,250. In accordance with Rule 457(g), because the shares of Common Stock underlying the Pre-Funded Warrants are registered hereby, no separate registration fee is payable with respect to the Pre-Funded Warrants or the Common Stock issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for these Pre-Funded Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) In accordance with Rule 457(g), because the shares of Common Stock underlying the Pre-Funded Warrants are registered hereby, no separate registration fee is payable with respect to the Pre-Funded Warrants or the Common Stock issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for these Pre-Funded Warrants. (b) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions.